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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.                       [   ]

    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Arthur D. Charpentier
Address: 660 White Plains Road
         Suite 400
         Tarrytown, New York  10591


Form 13F File Number: 28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arthur D. Charpentier
Title:
Phone:   (914) 332-5063

Signature, Place, and Date of Signing:

  /s/ Arthur D. Charpentier  Tarrytown, New York   2/8/2000
  _________________________  ____________________  _______________
    [Signature]                 [City, State]        [Date]




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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $140,515,805



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name




























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
                                                            FORM 13F
                                                      Arthur D. Charpentier
                                               ITEM 4:                                   ITEM 7:              ITEM 8:
                      ITEM 2:       ITEM 3:    FAIR           ITEM 5:      ITEM 6:       MANAGERS
ITEM 1:               TITLE         CUSIP      MARKET         SHRS OR      INVESTMENT    See          VOTING AUTHORITY (shares)
NAME OF ISSUER        OF CLASS      NUMBER     VALUE          PRN AMT      DISCRETION    INSTR. V     SOLE   SHARED  NONE
-------------------   ---------     ---------  ------------   -----------  ----  ----    --------     ----   ------  -----

Item 1:             Item 2:         Item 3:    Item 4:        Item 5:      Item 6:       Item 7:   (a)         (b)   (c)
Name of Issuer      Title of Class  CUSIP      Fair Mkt Value Shares or    Investment    Managers  Sole        Shared        None


C.H. Robinson
  Worldwide, Inc.   Common         12541W100    4,968,750     125,000     sole                     125,000

Capital One
  Finiancial Corp.  Common         14040H105   37,952,475     787,600     sole                     787,600

Charles Schwab
  Corp.             Common         808513105   31,355,361     819,748     sole                     819,748

Conseco Inc.        Common         550819106   11,340,684     636,670     sole                     636,670

Equifax Inc.        Common         294429105    9,685,366     411,050     sole                     411,050

Gulf Canada
  Resources         Common         40218L305    4,050,000   1,200,000     sole                   1,200,000

Hub Group Inc. CL-A Common         443320106    4,000,000     200,000     sole                     200,000

IndyMac Mortgage
  Holdings Inc.     Common         44977L100    9,312,600     730,400     sole                     730,400

Lydall Inc.         Common         550819106    1,505,863     227,300     sole                     227,300

National Data Corp. Common         635621105   19,089,844     562,500     sole                     562,500

Ocean Energy Inc.   Common         67481E106      387,500      50,000     sole                      50,000

Schawk Inc.         Common         806373106    6,867,363     807,925     sole                     807,925


COLUMN TOTAL                                  140,515,805






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